Stockholders’ Equity (Details Narrative) - USD ($)	3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Capital Units, Authorized	100,000,000					100,000,000		100,000,000
Common Stock, Shares Authorized	90,000,000					90,000,000		90,000,000	90,000,000
Common Stock, Par or Stated Value Per Share	$ 0.000001					$ 0.000001		$ 0.000001	$ 0.000001
Preferred Stock, Shares Authorized	10,000,000					10,000,000		10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.000001					$ 0.000001		$ 0.000001	$ 0.000001
Stock Issued During Period, Value, New Issues			$ 50,000		$ 275,000			$ 275,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period
Stock Issued During Period, Value, Stock Options Exercised	$ 5,778	$ 71,700	15,400	$ 35,000
[custom:IssuanceOfCommonStocksForCashlessExerciseOfStockOptions]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number	2,737,500					2,737,500		1,631,250	1,631,250	1,500,000
Fair Value Adjustment of Warrants						$ 961,107
Proceeds from Issuance of Common Stock						50,000	275,000	$ 275,000	$ 10,500,000
Gain (Loss) on Extinguishment of Debt									252,900
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value								$ 0.211
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price								$ 0.215
Stock or Unit Option Plan Expense						$ 356,227	$ 697,486	$ 739,973
Unamortized stock option expense								$ 253,830
Minimum [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value								$ 1.11
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price								$ 4.00
IPO [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								131,250
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 5.00
Stock Issued During Period, Shares, New Issues									2,625,000
Sale of Stock, Price Per Share									$ 4.00
Proceeds from Issuance Initial Public Offering									$ 10,500,000
Warrants and rights outstanding maturity description								November 2024
Acuitas Group Holdings L L C [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues						825,000
Stock Issued During Period, Value, New Issues						$ 3,240,600
Payment of Financing and Stock Issuance Costs						$ 3,240,600
Convertible Note Payable [Member]
Class of Stock [Line Items]
Debt Conversion, Converted Instrument, Shares Issued						1,000,000
Debt Conversion, Converted Instrument, Amount						$ 500,000
Equity Option [Member]
Class of Stock [Line Items]
[custom:IssuanceOfCommonStockForCashlessExerciseOfStockOptionsShares]						92,878
Stock Options [Member]
Class of Stock [Line Items]
[custom:IssuanceOfCommonStockForCashlessExerciseOfStockOptionsShares]						$ 1,273,050
Warrant [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number	468,750					468,750
Fair Value Adjustment of Warrants						$ 961,106
Boardof Director [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				100,000		100.0000
Shares Issued, Price Per Share	$ 0.50					$ 0.50
Stock Issued During Period, Value, New Issues						$ 50,000
Sale of Stock, Number of Shares Issued in Transaction								125,000
Proceeds from Issuance of Common Stock				$ 50,000				$ 25,000
Investors [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues						600
Three Investors [Member]
Class of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction								2,553,571
Proceeds from Issuance of Common Stock								$ 275,000
Vendors [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues								84,300
Stock Issued During Period, Value, New Issues								$ 674,000
Accounts Payable and Accrued Liabilities									$ 421,500
Stock Options [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period						295,000
Stock Issued During Period, Value, Stock Options Exercised						$ 321,875
[custom:IssuanceOfCommonStocksForCashlessExerciseOfStockOptions]						$ 1,348,525
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Redemption Price Per Share	$ 10.00					$ 10.00
Proceeds from Issuance of Redeemable Preferred Stock						$ 10,000,000
Debt Conversion, Converted Instrument, Shares Issued						750,000
Exchange Agreement [Member] | Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	93,750					93,750
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 3.00					$ 3.00
Exchange Agreement [Member] | Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share	0.000001					$ 0.000001
Conversion of Stock, Shares Converted						230,375
Exchange Agreement [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Convertible, Conversion Price	$ 3.00					$ 3.00
Legal Settlements [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues						256,250
Stock Issued During Period, Value, New Issues						$ 1,145,768